Finance income and finance costs	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Finance income and finance costs
5.	Finance income and finance costs

	Note	2024	2023	2022

Gain on repurchase of convertible unsecured senior notes	18	$-	$-	$357
Net gain on financial instruments carried at fair value		499	1,257	-
Interest income		1,487	769	316
Gain on lease termination		-	121	-

Finance income		1,986	2,147	673

Accretion expense, write-off and amortization of deferred financing costs	16, 17, 18, 19	(1,469)	(3,052)	(2,140)
Interest on convertible unsecured senior notes and on long-term loan		(8,950)	(8,263)	(4,357)
Net foreign currency loss		(39)	(159)	(1,027)

Loss on long-term debt modifications and repayment	16, 19 (c)	(5,898)	(3,540)	-
Other		(105)	(42)	(35)
Finance costs		(16,461)	(15,056)	(7,559)

Net finance cost recognized in net profit or loss		$(14,475)	$(12,909)	$(6,886)